Employee deferred compensation (Details 3) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Share awards
Number of share awards
Balance at beginning of period (in shares)	47.6
Granted (in shares)	22.1
Settled (in shares)	(12.2)
Forfeited (in shares)	(0.5)
Balance at end of period (in shares)	57.0
of which vested (in shares)	3.0
of which unvested (in shares)	54.0
Performance share awards
Number of share awards
Balance at beginning of period (in shares)	0
Granted (in shares)	23.4
Settled (in shares)	0
Forfeited (in shares)	0
Balance at end of period (in shares)	23.4
of which vested (in shares)	0.1
of which unvested (in shares)	23.3
Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	14.4
Granted (in shares)	0
Settled (in shares)	(4.8)
Forfeited (in shares)	0
Balance at end of period (in shares)	9.6
of which vested (in shares)	1.2
of which unvested (in shares)	8.4
Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)	13.2
Granted (in shares)	0
Settled (in shares)	(8.7)
Forfeited (in shares)	(0.3)
Balance at end of period (in shares)	4.2
of which vested (in shares)	0.4
of which unvested (in shares)	3.8